Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Operating activities:
Net loss	$ (15,150)		$ (110,809)		$ (180,187)		$ (93,332)		$ (319,466)
Adjustment to reconcile net loss to net cash provided by operating activities:
Extraordinary gain									(9,145)
Discontinued operations attributable to noncontrolling interests									(12,144)
Provision for loan valuation allowances, net					155,743		240,169		168,552
Provision for notes receivable allowances, net					46,059		3,986
Restructuring charges, impairments and exit activities					14,645		9,209		8,564
Realized gain on extinguishment of debt					(13,837)
Depreciation, amortization and accretion, net					7,447		24,016		28,389
Share-based compensation expense					5,082		4,724		3,821
Securities activities, net					(2,864)		(17,834)		(4,116)
Net losses (gains) on sales of real estate owned, real estate, loans held for sale and office properties and equipment					1,779		(515)		(2,448)
Net gain on sale of assets					(2,104)
Stifel stock received as earn-out consideration pursuant to the Ryan Beck sales agreement							(8,589)		(11,309)
Gain on bargain purchase of Bluegreen							(182,849)
Loss (gain) on settlement of investment in Woodbridge's subsidiary	(11,305)		1,135		977		(29,679)
Originations of loans held for sale, net					(49,593)		(74,764)		(59,323)
Proceeds from sales of loans held for sale					52,678		74,325		53,564
Equity in earnings (loss) from unconsolidated affiliates					851		(33,339)		(14,019)
Impairment of unconsolidated affiliates							31,181		96,579
Impairment of investments							2,396		15,548
Impairment of real estate inventory and long lived assets					36,553		94,212		3,605
Impairment of goodwill							10,542		46,564
Impairment of fixed assets							20,698
Deferred income tax (benefit) provision					(875)		869		50,260
Decrease (increase) in income tax receivable					23,825		(66,386)
Deferred interest on junior subordinated debentures					14,051		14,139
Interest accretion on retained interests in notes receivable sold							2,065
Net losses associated with debt redemption					60		7,463		1,238
Decrease (increase) in real estate inventory					23,975		(2,610)		(8,582)
Increase in securities owned, net							(103)
Decrease in accrued interest receivable					10,269		9,538		4,454
Decrease (increase) in other assets					49,237		(23,181)		15,584
Decrease in notes receivable					64,604		3,431
Decrease in customer deposits									(123)
Increase (decrease) in other liabilities					11,027		(13,259)		(30,858)
Net cash provided by operating activities	167,797		246,196		269,402		6,523		25,189
Investing activities:
Purchase of tax certificates	(21,604)		(97,285)		(102,118)		(125,228)		(377,983)
Proceeds from redemption of tax certificates	52,161		99,558
Proceeds from redemption and maturity of investment securities and tax certificates					118,471		228,522		349,397
Proceeds from the maturities of investment securities	200		7,680		(45,560)
Purchase of securities available for sale	(9,932)		(322,872)		(393,610)		(91,141)		(288,241)
Proceeds from sales of securities available for sale	104,238		92,109		93,361		341,426		395,771
Proceeds from maturities of securities available for sale	263,609		96,420		192,233		146,543		145,610
Purchase of interest-bearing deposits in other financial institutions			(47,990)
Proceeds from the maturities of interest bearing deposits	34,003
Increase in restricted cash	(2,647)		(2,970)		(2,545)		19,519		(19,081)
Cash paid in settlement of Woodbridge subsidiary's bankruptcy							(12,430)
Purchases of FHLB stock							(2,295)		(47,655)
Redemption of FHLB stock	18,334		3,492		5,194		8,151		67,051
Investments in unconsolidated affiliates							(1,629)		(66)
Distributions from unconsolidated affiliates	291		85		85		334		3,189
Net repayments of loans	306,259		283,226		382,759		351,811		23,285
Proceeds from the sales of loans transferred to held for sale	27,793		29,421		59,697		14,483		10,100
Improvements to real estate owned			(945)		(970)		(1,373)		(19)
Proceeds from sales of real estate owned	21,485		18,899		26,924		6,073		3,810
Proceeds from the sale of assets			75,306		75,306		9,555		6,693
Purchases of office property and equipment	(4,552)		(5,455)		(797)		(5,121)		(12,648)
Net cash outflows from the sale of central Florida stores									(4,491)
Deconsolidation of Woodbridge's subsidiary cash balance					(1,267)
Net cash from consolidation of Bluegreen							28,682
Acquisition of Pizza Fusion							3,000		(3,000)
Acquisition of Bank Atlantic Bancorp Class A shares									(3,925)
Proceeds from the sale of office property and equipment	1,287		507
Net cash outflow from sale of Tampa branches	(257,255)
Net cash provided by investing activities	533,670		229,186		407,163		918,882		247,797
Financing activities:
Net decrease in deposits	(246,197)		(115,550)		(57,628)		29,022		(3,482)
Prepayments of FHLB advances					(2,061)		(1,159,463)		(694,363)
Net repayments from FHLB advances	(170,020)		(102,068)		(110,000)		467,000		262,808
Net (decrease) increase in securities sold under agreements to repurchase					(2,944)		(16,919)		(9,543)
Decrease in short term borrowings	(21,804)		(6,323)		(1,563)
Net (decrease) increase in federal funds purchased							(235,536)		129,364
Prepayment of bonds payable			(661)		(661)				(2,751)
Repayment of notes and mortgage notes payable and other borrowings	(156,701)		(256,944)		(408,747)		(26,377)		(32,055)
Proceeds from notes and mortgage notes payable and other borrowings	40,372		84,509		198,503		10,576		27,522
Payments for debt issuance costs	(1,301)		(3,198)		(7,066)		(1,167)		(518)
Proceeds from the exercise of stock options					2
Preferred stock dividends paid	(563)		(563)		(750)		(750)		(750)
Purchase and retirement of BFC Class A common stock									(54)
Purchase and retirement of Woodbridge common stock							(13)		(1,439)
Proceeds from the issuance of Pizza Fusion Class A common stock, net of issuance costs					1,256
Proceeds from issuance of BankAtlantic Bancorp Class A common stock from non-BFC shareholders					4,601		45,563		103
BankAtlantic Bancorp common stock dividends paid to non-BFC shareholders							(198)		(636)
Proceeds from issuance of subsidiaries' common stock to non-BFC shareholders	1,001		5,880
Proceeds from the exercise of BFC stock options			2
Non-controlling interest distributions	(4,415)		(5,770)		(10,891)
Distribution from venture partnership to minority holders									(410)
Net cash used in financing activities	(559,628)		(400,686)		(397,949)		(888,262)		(326,204)
Increase in cash and cash equivalents	141,839		74,696		278,616		37,143		(53,218)
Cash and cash equivalents at beginning of period	588,846	[1],[2]	316,080	[1]	316,080	[1]	278,937	[1]	332,155
Cash and cash equivalents held for sale	5,850		(4,902)		(5,850)
Cash and cash equivalents at end of period	736,535	[2]	385,874		588,846	[1],[2]	316,080	[1]	278,937	[1]
Supplemental cash flow information:
Interest paid on borrowings and deposits	56,310		74,836		97,866		86,170		153,168
Net income taxes paid (refunds)	1,594		(59,793)		(59,306)		(2,379)		(44,100)
Supplementary disclosure of non-cash investing and financing activities:
Loans and tax certificates transferred to real estate owned	49,188		40,942		61,276		35,914		7,208
BFC and Woodbridge merger related transactions (see Note 3):
Increase in other liabilities							4,604
Increase in BFC's Class A Common Stock							303
Increase in additional paid-in capital							94,676
Decrease in BFC's non-controlling interest in Woodbridge							(99,583)
Long-lived assets held-for-use transferred to assets held for sale			1,919		2,842
Long-lived assets held-for-sale transferred to assets held for use			1,239		1,239
Inventory acquired through financing					13,200
Securities purchased pending settlement			5,239				2,018
Decrease in additional paid in capital from the re-classification of the 5% Preferred Stock to Redeemable Preferred stock									11,029
(Decrease) increase in BFC's accumulated other comprehensive income, net of taxes	(12,112)		1,529		1,069		527		(3,894)
Net (decrease) increase in BFC shareholders' equity from the effect of subsidiaries' capital transactions, net of taxes	(588)		1,772		1,760		8,333		2,398
Net decrease in equity resulting from cumulative effect of change in accounting principle			(2,569)		(2,569)
Net increase in shareholders equity resulting from the cumulative effect of accounting changes recognized by Bluegreen on retained interests in notes receivable sold							2,060
Transfers to assets held-for-sale:
Cash			4,902		5,850
Office properties and equipment			$ 32,307		$ 31,484

[1]	Included in interest bearing deposits in other banks as of December 31, 2010 was $45.6 million of time deposit. These time deposits had original maturities of greater than 90 days and are not considered cash equivalents.
[2]	For purposes of the Statements of Cash Flows, the Company classifies interest bearing deposits in other banks with maturities of 90 days or less as cash equivalents. Therefore, interest bearing deposits with original maturities greater than 90 days totaling $11.6 million and $45.6 million at September 30, 2011 and December 31, 2010 respectively, were excluded from cash equivalents in the Statement of Cash Flows.